LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

                        SUPPLEMENT DATED MAY 12, 2003 TO
              Statement of Additional Information Dated May 1, 2003

     This supplement describes certain changes to the Statement of Additional Information ("SAI") for the above Trust.

Accounting Agreement

     The following is to replace, in its entirety, the chart in the "Accounting Agreement" section on page 25 of the SAI:
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

Fund                                                    Annual Rate as a Percent of Average Daily Net Assets

         Aggressive Growth Fund                         $65,000 on the first $100 million or minimum;
         Bond Fund                                      0.0375% over $100 million to $500 million;
         Capital Appreciation Fund                      0.0350% over $500 million to $1 billion;
         Equity-Income Fund                             0.0300% over $1 billion to $5 billion;
         Growth and Income Fund                         0.0250% over $5 billion to $8 billion;
         Managed Fund                                   0.0200% over $8 billion to $10 billion; and
         Money Market Fund                              0.0100% over $10 billion.
         Social Awareness Fund
         Special Opportunities Fund


         Global Asset Allocation Fund                   $100,000 on the first $100 million or minimum;
                                                        0.0700% over $100 million to $500 million;
                                                        0.0650% over $500 million to $1 billion;
                                                        0.0600% over $1 billion to $5 billion;
                                                        0.0550% over $5 billion to $8 billion;
                                                        0.0400% over $8 billion to $10 billion; and
                                                        0.0300% over $10 billion.


         International Fund                             $87,000 on the first $100 million or minimum;
                                                        0.0600% over $100 million to $5 billion;
                                                        0.0550% over $5 billion to $8 billion;
                                                        0.0400% over $8 billion to $10 billion; and
                                                        0.0300% over $10 billion.

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      Please keep this Supplement with your SAI for your future reference.